Related Party Transactions	3 Months Ended
Mar. 31, 2023
Related party transactions [abstract]
Related Party Transactions

15. Related Party Transactions

At March 31, 2023, accounts payable and accrued liabilities included $125,402 (December 31, 2022 - $210,070) due to related parties. The amounts are unsecured, non-interest bearing and due on demand.

During the three months ended March 31, 2023, management fees and salaries of $76,500 (2022 - $315,753), director fees of $40,800 (2022 - $18,000), and stock-based compensation of $153,922 (2022 - $Nil) were incurred to related parties.

During the three months ended March 31, 2022, the Company issued 1,010,000 shares to directors for RSU’s which were granted and vested in previous periods.

During the three months ended March 31, 2023, the Company issued 400,000 shares with a fair value of $115,304 to a director to settle debt of CAD$160,000 (US$ $118,261) and recognized a gain on the settlement of $2,957.

During the three months ended March 31, 2023, the Company repurchased 100,000 RSU’s from a director and recognized a reduction to equity of $16,563 on the transaction.

As at March 31, 2023, notes receivable included $466,192 (December 31, 2022 - $450,325) due from related parties. The amounts are unsecured, bear interest at 5% per annum and mature one to two years from issuance.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the three months ended March 31, 2023 and 2022

(Expressed in U.S. dollars)

(Unaudited)